Other non-financial assets (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Non-current
Income tax credit		$ 3,413	$ 3,660
Sociedad Minera Cerro Verde S.A.A. [Member]
Current
Value added tax credit		18,153	308,177
Other taxes to be recovered		2,929	2,830
Total Current		21,082	311,007
Non-current
Other Receivables	[1]	184,802	180,741
Mining royalties receivable	[2]	0	96,233
Income tax credit	[3]	4,212	19,550
Total Non-Current		189,014	296,524
TOTAL Non-financial assets		$ 210,096	$ 607,531

[1]	Represents disbursement made by the Company in connection with disputed tax assessments related to reviews by SUNAT (Superintendencia Nacional de Administración Tributaria) from years 2004 to 2011 (see Note 14(c) and 14(e)). According to current tax procedures and the time frame for resolving these types of claims, management and its legal advisors expect resolution of this matter will be favorable to the Company and amounts will be recoverable.
[2]	The balance as of December 31, 2016, represented payments made under protest by the Company for an installment program approved by SUNAT associated with mining royalties for the period December 2006 to December 2008. As of result of the October 2017, Peruvian Supreme Court ruling on the 2008 royalty assessments, these payments were applied to the provision for royalties (see Notes 12 and 14(d)).
[3]	Represents disbursements made by the Company for the prepayment of income tax, which the Company expects to use to offset future tax obligations or will be refunded to the Company by SUNAT (see Note 14(b)).